                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHIC IMAGE]

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
        1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of June 30, 2004

INVESTMENT UPDATE

[PHOTO OF DUKE E. LAFLAMME]

Duke E. Laflamme, CFA
Portfolio Manager

INVESTMENT ENVIRONMENT

- During the first half of 2004, the U.S. economy has continued its recovery, with higher business and consumer confidence, a stable dollar, low interest rates, broad-based demand, and lean inventories helping to drive growth. The economy grew at an annualized rate of 3.90% during the first quarter of 2004, and it has created an impressive 1.3 million jobs in the first half.

- In a much anticipated move, the U.S. Federal Reserve Board increased the Fed Funds Rate, a key short-term interest-rate benchmark, by 25 basis points (0.25%) at its June 30, 2004 meeting. In its statement, the Federal Reserve reiterated its commitment to raise rates at a "measured" pace, but acknowledged that the risk of rising inflation could cause it to be more aggressive in the future. The potential for higher rates caused bond prices to decline sharply during April and May 2004.

- Management maintained a relatively short weighted average maturity in the Fund to maintain flexibility for the likely occurrence of further interest-rate increases. Should rates rise, we will selectively seek opportunities to lengthen the Fund's weighted average maturity in order to take advantage of potentially higher yields. We agree with the consensus opinion of economists that the Federal Reserve is likely to continue raising short-term rates in 2004 to contain any potential threats of inflation.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

THE FUND

  THE PAST YEAR

- Eaton Vance Institutional Short Term Treasury Fund had a total return of 0.30% for the six months ended June 30, 2004.(1)

- This return resulted from an increase in the Fund's net asset value to $72.42 per share on June 30, 2004, from $72.20 per share on December 31, 2003.

  ABOUT THE FUND

- To pursue its objective of seeking current income and liquidity, the Fund invests exclusively in U.S. Treasury obligations (such as bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The Fund will maintain a dollar-weighted average portfolio maturity of not more than one year.

[GRAPH]

FUND INFORMATION
as of June 30, 2004

 PERFORMANCE(1)

 SEC Average Annual Total Returns

 One year                             0.32%
 Five years                           2.69
 Life of Fund+                        2.81

+Inception Date - 1/4/99

(1) RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. THERE IS NO SALES CHARGE.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

    MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of June 30, 2004 PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. TREASURY OBLIGATIONS -- 96.6%

                                             PRINCIPAL
                                             AMOUNT
SECURITY                                     (000'S OMITTED)      VALUE
---------------------------------------------------------------------------------
US Treasury Bill, 0.00%, 9/9/04              $        10,000      $     9,977,200
---------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $9,981,236)                                  $     9,977,200
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.6%
   (IDENTIFIED COST $9,981,236)                                   $     9,977,200
---------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.4%                            $        40,710
---------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $    10,017,910
---------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of June 30, 2004 FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
---------------------------------------------------------------------------------
Investments, at value (identified cost, $9,981,236)                $    9,977,200
Cash                                                                       40,700
Interest receivable                                                            10
---------------------------------------------------------------------------------
NET ASSETS                                                         $   10,017,910
---------------------------------------------------------------------------------

SOURCES OF NET ASSETS
---------------------------------------------------------------------------------
Paid-in capital                                                    $   10,364,817
Accumulated net realized loss (computed on the
  basis of identified cost)                                              (377,127)
Accumulated undistributed net investment income                            34,256
Net unrealized depreciation (computed on the basis
  of identified cost)                                                      (4,036)
---------------------------------------------------------------------------------
TOTAL                                                              $   10,017,910
---------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
---------------------------------------------------------------------------------
($10,017,910 DIVIDED BY 138,330 SHARES OF BENEFICIAL
  INTEREST OUTSTANDING)                                            $        72.42
---------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
---------------------------------------------------------------------------------
Interest                                                           $       46,723
---------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                            $       46,723
---------------------------------------------------------------------------------

EXPENSES
---------------------------------------------------------------------------------
Management fee                                                     $       17,504
Service fees                                                               12,435
---------------------------------------------------------------------------------
TOTAL EXPENSES                                                     $       29,939
---------------------------------------------------------------------------------
Deduct --
   Preliminary voluntary reduction of management fee               $       11,503
   Preliminary voluntary reduction of service fee                           5,969
---------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                           $       17,472
---------------------------------------------------------------------------------

NET EXPENSES                                                       $       12,467
---------------------------------------------------------------------------------

NET INVESTMENT INCOME                                              $       34,256
---------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                             $       (4,253)
---------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)               $       (4,253)
---------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                   $       (4,253)
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $       30,003
---------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS ENDED
INCREASE (DECREASE)                                                JUNE 30, 2004           YEAR ENDED
IN NET ASSETS                                                      (UNAUDITED)             DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                           $         34,256        $         118,577
   Net realized gain from investment
      transactions                                                               --                    2,097
   Net change in unrealized appreciation
      (depreciation) from investments                                        (4,253)                     161
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $         30,003        $         120,835
------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                                      $             --        $        (118,964)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                $             --        $        (118,964)
------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares                                    $             --        $      85,000,000
   Cost of shares redeemed                                                       --              (76,016,186)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                         $             --        $       8,983,814
------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                         $         30,003        $       8,985,685
------------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------------
At beginning of period                                             $      9,987,907        $       1,002,222
------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                   $     10,017,910        $       9,987,907
------------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS
------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                   $         34,256        $              --
------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of June 30, 2004 FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                          SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2004          -------------------------------------
                                                          (UNAUDITED)                2003(1)               2002(1)
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $        72.200        $        72.840       $        72.710
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income                                     $         0.248        $         0.696       $         0.944
Net realized and unrealized gain (loss)                            (0.028)                (0.476)(4)            (0.054)
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                              $         0.220        $         0.220       $         0.890
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
From net investment income                                $            --        $        (0.860)      $        (0.760)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $            --        $        (0.860)      $        (0.760)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $        72.420        $        72.200       $        72.840
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                                                      0.30%                  0.31%                 1.22%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                 $        10,018        $         9,988       $         1,002
Ratios (As a percentage of average daily net assets):
   Net expenses                                                      0.25%(6)               0.25%                 0.52%
   Net investment income                                             0.69%(6)               0.96%                 1.29%
Portfolio Turnover                                                      1%                     8%                   14%
----------------------------------------------------------------------------------------------------------------------

                                                                            YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------
                                                             2001(1)                2000(2)               1999(1)(3)
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                    $        70.760        $        70.600       $        70.000
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income                                     $         2.195        $         3.860       $         3.015
Net realized and unrealized gain (loss)                             0.555                  0.020                 0.005
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                              $         2.750        $         3.880       $         3.020
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------
From net investment income                                $        (0.800)       $        (3.720)      $        (2.420)
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $        (0.800)       $        (3.720)      $        (2.420)
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                          $        72.710        $        70.760       $        70.600
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(5)                                                      3.89%                  5.50%                 4.32%
----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                 $         1,349        $         1,000       $         1,002
Ratios (As a percentage of average daily net assets):
   Net expenses                                                      0.60%                  0.60%                 0.60%(6)
   Net investment income                                             3.02%                  5.60%                 4.23%(6)
Portfolio Turnover                                                     13%                    11%                   11%
----------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Fund may reflect a voluntary reduction of both the management fee and the service fee. Had such actions not been taken, the ratios and net investment income per share would have been as follows:

                                                          SIX MONTHS ENDED              YEAR ENDED DECEMBER 31,
                                                          JUNE 30, 2004          -------------------------------------
                                                          (UNAUDITED)                2003(1)               2002(1)
----------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.60%(6)               0.60%                 0.60%
   Net investment income                                             0.34%(6)               0.61%                 1.21%
Net investment income per share                           $         0.122        $         0.442       $         0.885
----------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.
(3) For the period from the start of business, January 4, 1999, to December 31, 1999.
(4) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
(5) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(6) Annualized.

                        See notes to financial statements

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity. The Fund invests in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $377,127, which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2010.

   D DISTRIBUTIONS TO SHAREHOLDERS -- It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

   Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   E REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements collateralized exclusively by U.S. Treasury obligations with banks and broker-dealers determined to be creditworthy by the Fund's Manager, Eaton Vance Management. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

   F OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

   G USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   H INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                       SIX MONTHS ENDED
                       JUNE 30, 2004         YEAR ENDED
                       (UNAUDITED)           DECEMBER 31, 2003
   -----------------------------------------------------------
   Sales                             --              1,166,546
   Redemptions                       --             (1,041,976)
   -----------------------------------------------------------
   NET INCREASE                      --                124,570
   -----------------------------------------------------------

   At June 30, 2004, Eaton Vance Management owned 100% of the outstanding shares of the Fund.

3  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales (including maturities) of U.S. Government Securities aggregated $9,954,967 and $10,000,000, respectively, for the six months ended June 30, 2004.

4  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The management fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the six months ended June 30, 2004, the management fee was equivalent to 0.35% (annualized) of the Fund's average net assets and amounted to $17,504. Pursuant to a voluntary fee waiver, EVM made a reduction of its management fee in the amount of $11,503. Certain officers and Trustees of the Fund are officers of EVM.

5  SERVICE PLAN

   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% (annualized) of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the six months ended June 30, 2004, the Fund paid or accrued service fees payable to EVD in the amount of $12,435 and EVD in turn paid $0 to investment dealers. Pursuant to a voluntary fee waiver, EVD made a reduction of its service fee in the amount of $5,969.

6  LINE OF CREDIT

   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

7  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                             $  9,981,236
   -------------------------------------------------------
   Gross unrealized appreciation              $         --
   Gross unrealized depreciation                    (4,036)
   -------------------------------------------------------
   NET UNREALIZED DEPRECIATION                $     (4,036)
   -------------------------------------------------------

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
INVESTMENT MANAGEMENT

OFFICERS

Thomas E. Faust Jr.
President

Duke E. Laflamme
Vice President

Thomas H. Luster
Vice President

George C. Pierides
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

TRUSTEES

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

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                                     MANAGER
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


               EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

  THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
         SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

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163-8/04                                                                I-TYSRC
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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

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ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF EATON INSTITUTIONAL SHORT TERM TREASURY FUND)
      /s/ Thomas E. Faust Jr.
By:   --------------------------
      Thomas E. Faust Jr.
      President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
       /s/ James L. O'Connor
By:    --------------------------
       James L. O'Connor
       Treasurer

Date:  August 13, 2004
       ---------------

       /s/ Thomas E. Faust Jr.
By:    ------------------------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------